Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN STRATEGY FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Strategy Funds, Inc.

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Strategy Aggressive Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Strategy Funds, Inc.

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Strategy Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Strategy Funds, Inc.

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Strategy Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Strategy Funds, Inc.

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Strategy Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Strategy Funds, Inc.

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.